LOANS RECEIVABLE (Details) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Entrusted and mortgage credit loans CNY	Dec. 31, 2013 Entrusted and mortgage credit loans CNY	Dec. 31, 2014 Loans through property refinancing activities CNY	Dec. 31, 2013 Loans through property refinancing activities CNY	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum
Loans receivable
Terms of entrusted and mortgage credit loans									2 months	12 months
Average loan-to-value ratio				50.00%
Impairment of loans receivable	0	0	0
Loans receivable					9,803	22,404	249,935	98,729
Loans receivable, net	259,738	121,133		$ 41,862